ING Life Insurance and Annuity Company

and its

Variable Annuity Account C

ING express VARIABLE ANNUITY

Supplement dated May 6, 2014 to the Contract Prospectus and Statement of Additional
Information, each dated April 29, 2011, as amended

The following information updates and amends certain information contained in your variable annuity Contract Prospectus and Statement of Additional Information (“SAI”). Please read it carefully and keep it with your Contract Prospectus and SAI for future reference.

IMPORTANT INFORMATION ABOUT THE COMPANY

The first three paragraphs of The Company section of the Contract Prospectus and the first two paragraphs of the GENERAL INFORMATION AND HISTORY section of the SAI are deleted and replaced with the following:

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in the prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM”), which until April 7, 2014, was known as ING U.S., Inc.  In May, 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009 ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of March 25, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

The section titled “Same-Sex Marriages” in your Contract Prospectus is deleted and replaced with the following:

Same-Sex Marriages

Before June 26, 2013, pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages were not recognized for purposes of federal law. On that date the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional.  While valid same-sex marriages are now recognized under federal law and the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are now available to a same-sex spouse, there are still unanswered questions regarding the scope and impact of the Windsor decision.  Consequently, if you are married to a same-sex spouse you should contact a qualified tax adviser regarding your spouse’s rights and benefits under the contract described in the Contract Prospectus and your particular tax situation.

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IMPORTANT INFORMATION ABOUT FUNDS AVAILABLE THROUGH THE CONTRACTS*

In connection with the rebranding of ING U.S. as Voya FinancialTM, effective May 1, 2014, the ING funds were renamed by generally replacing ING in each fund name with either Voya or VY.

The following table reflects other variable investment option name changes since your last prospectus supplement:

New Fund Name	Former Fund Name
VY PIMCO Bond Portfolio	VY PIMCO Total Return Portfolio

The following chart lists the variable investment options that are, effective May 1, 2014, available through the contracts.  Some investment options may be unavailable through certain contracts or plans, or in some states.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview–Questions: Contacting the Company” in the Contract Prospectus, by accessing the Securities and Exchange Commission (“SEC”) website or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address show on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Global Bond Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.
Voya Global Resources Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	A non-diversified Portfolio that seeks long-term capital appreciation.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Growth and Income Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya High Yield Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Voya Index Plus LargeCap Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500 Index, while maintaining a market level of risk.
Voya Index Plus MidCap Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the Standard and Poor’s MidCap 400 Index, while maintaining a market level of risk.
Voya Index Plus SmallCap Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the Standard and Poor’s SmallCap 600 Index, while maintaining a market level of risk.
Voya Intermediate Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International Index Portfolio (Class S)(1) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya International Value Portfolio (Class S)(1) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Large Cap Growth Portfolio (Class ADV) and (Class S)(3) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Large Cap Value Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya Limited Maturity Bond Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

Voya MidCap Opportunities Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

Voya Money Market Portfolio* (Class I)

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co. LLC

* There is no guarantee that the Voya Money Market Portfolio subaccount will have a positive or level of return.

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.

Voya Small Company Portfolio (Class S)(1) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.
Voya SmallCap Opportunities Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Solution 2015 Portfolio (Class ADV)(2) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2025 Portfolio (Class ADV)(2) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Solution 2035 Portfolio (Class ADV)(2) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2045 Portfolio (Class ADV)(2) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2055 Portfolio (Class ADV)(2) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution Income Portfolio (Class ADV)(2) Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
VY American Century Small-Mid Cap Value Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: American Century Investment Management, Inc.	Seeks long-term capital growth; income is a secondary objective.
VY Baron Growth Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY BlackRock Inflation Protected Bond Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: BlackRock Financial Management, Inc.	A non-diversified Portfolio that seeks to maximize real return, consistent with preservation of real capital and prudent investment management.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY BlackRock Large Cap Growth Portfolio (Class S2) Investment Adviser: Directed Services LLC Subadviser: BlackRock Investment Management, LLC	Seeks long-term growth of capital.
VY Clarion Global Real Estate Portfolio (Class ADV) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks high total return, consisting of capital appreciation and current income.
VY Clarion Real Estate Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: CBRE Clarion Securities LLC	A non-diversified Portfolio that seeks total return including capital appreciation and current income.
VY Columbia Small Cap Value II Portfolio (Class ADV)(1) Investment Adviser: Directed Services LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks long-term growth of capital.

VY FMRSM Diversified Mid Cap Portfolio*
(Class S2)

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research Company

* FMR is a service mark of Fidelity Management & Research Company

Seeks long-term growth of capital.
VY Invesco Comstock Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.
VY Invesco Equity and Income Portfolio (Class ADV)(1) and (Class S)(3) Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks total return, consisting of long-term capital appreciation and current income.
VY JPMorgan Emerging Markets Equity Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY JPMorgan Mid Cap Value Portfolio (Class ADV)(4) Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.
VY JPMorgan Small Cap Core Equity Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long-term.
VY Marsico Growth Portfolio (Class S)(1) Investment Adviser: Directed Services LLC Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.
VY MFS Total Return Portfolio (Class ADV)(1) Investment Adviser: Directed Services LLC Subadviser: Massachusetts Financial Services Company

Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital and secondarily seeks reasonable opportunity for growth of capital and income.

VY Morgan Stanley Global Franchise Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: Morgan Stanley Investment Management, Inc.	A non-diversified Portfolio that seeks long-term capital appreciation.
VY Oppenheimer Global Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY PIMCO Bond Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with capital preservation and prudent investment management.
VY T. Rowe Price Capital Appreciation Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY T. Rowe Price Diversified Mid Cap Growth Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY T. Rowe Price Equity Income Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.

Seeks substantial dividend income as well as long-term growth of capital.

Effective July 14, 2014, the investment objective will change to: Seeks a high level of dividend income as well as long-term growth of capital through investments in stocks.

VY T. Rowe Price Growth Equity Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital growth, and secondarily, increasing dividend income. Effective July 14, 2014, the investment objective will change to: Seeks long-term growth through investments in stocks.
VY T. Rowe Price International Stock Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
VY Templeton Foreign Equity Portfolio (Class ADV) Investment Adviser: Directed Services LLC Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.

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Notice of and Important Information About Upcoming Fund Reorganizations

The Boards of Trustees of Voya Investors Trust and Voya Variable Products Trust approved separate proposals to reorganize the following “Merging Portfolios” with and into the following “Surviving Portfolios.” The proposed reorganizations are subject to approval by the shareholders of each Merging Portfolio. If shareholder approval is obtained, it is expected each reorganization will become effective on or about the close of business on July 18, 2014 (the “Reorganization Effective Date”).

Merging Portfolios	Surviving Portfolios
VY BlackRock Large Cap Growth Portfolio (Class S2) VY Marsico Growth Portfolio (Class S)(1)	Voya Large Cap Growth Portfolio (Class S)(3)
VY MFS Total Return Portfolio (Class S2)(1)	VY Invesco Equity and Income Portfolio (Class S)(3)

In connection with the fund reorganizations, Class S shares of the Surviving Portfolios will be added to the contracts on the Reorganization Effective Date. Class ADV shares of these Surviving Portfolios will no longer be available for new investment and any allocations directed to these funds will be into the Class S shares.

Voluntary Transfers Before the Reorganization Effective Date. Prior to the Reorganization Effective Date, you may transfer amounts allocated to the subaccount that invests in the Merging Funds to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “TRANSFERS” section of your Contract Prospectus for information about making subaccount transfers.

On the Reorganization Effective Date. On the Reorganization Effective Date, your investment in the subaccount that invested in the Merging Fund will automatically become an investment in the subaccount that invests in the Surviving Fund with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

Automatic Fund Reallocation After the Reorganization Effective Date. After the Reorganization Effective Date, the Merging Fund will no longer be available through your contract. Unless you provide us with alternative allocation instructions after the Reorganization Effective Date all allocations directed to the subaccount that invested in the Merging Fund will be automatically allocated to the subaccount that invests in the Surviving Fund. See the “TRANSFERS” section of your Contract Prospectus for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting the Company at the address or telephone number listed above.

__________________

(1)    These funds are only available to individuals invested in the fund prior to April 29, 2011.

(2)    These funds are structured as fund of funds that invest directly in shares of underlying funds. These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds.

(3)    On the Reorganization Effective Date, Class ADV of those Surviving Portfolios will no longer be available for new investment. Class S of these Surviving Portfolios will be added to the contracts on the Reorganization Effective Date and will be available for new investments.

(4)    Effective February 7, 2014, this Fund was closed to new investment.

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MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them, can be found in the current prospectus and SAI for each fund. You may obtain these documents by contacting your local representative or by writing or calling the Company at:

Customer Service

Defined Contribution Administration

P.O. Box 990063

Hartford, CT 06199-0063

1-800-262-3862

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

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